Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Summary of calculation of fair value of MidMarket derivative

	March 31,	December 31,
	2014	2013

Fair value of Company’s common stock	$8.49	$18.36
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	80%
Exercise price	$4.00 - $5.00	$4.00 - $5.00
Estimated life	5.5 months	8.5 months
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.11%

	Year Ended December 31,
	2013	2012

Fair value of Company’s common stock	$18.36	$0.68755-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	56.78-112%
Exercise price	$4.00 - $5.00	$0.95-10.00
Estimated life	8.5 months	1.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266-0.12%

Summary of calculation of fair value of Series E warrants

	Year Ended December 31,
	2013	2012

Fair value of Company’s stock	$18.36	$0.68755
Volatility	80%	112%
Exercise price	$-	$500
Estimated life	0.5 months	2.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266%

Summary of the transactions related to the derivative liability

Derivative liability at January 1, 2012	$38,557
Fair value of derivative at issuance, recognized as debt discount	193,944
Decrease in fair value of derivative liability, recognized as other income	(198,908)
Derivative liability at December 31, 2012	33,593
Fair value of derivative at issuance, recognized as debt discount	6,814,000
Increase in fair value of derivative liability, recognized as other income	14,156,361
Settlement of derivative liability	(1,126,231)
Derivative liability at December 31, 2013	$19,877,723

Forward Investments [Member]
Derivative [Line Items]
Summary of calculation of fair value of MidMarket derivative
	March 31, 2014

Principal amount	$2,825	$3,650

Conversion price	$6.36	$6.36
Volatility	65%	60%
Conversion trigger price	$12.72	$12.72
Life of conversion feature	1.25 years	2.78 years
Risk free interest rate	0.2%	0.8%

Summary of fair value of embedded feature of Convertible Debentures using Monte Carlo simulation

	March 31, 2014

Principal amount	$2,825	$3,650

Conversion price	$6.36	$6.36
Volatility	65%	60%
Conversion trigger price	$12.72	$12.72
Life of conversion feature	1.25 years	2.78 years
Risk free interest rate	0.2%	0.8%